Equity - Additional Information (Details) $ / shares in Units, $ in Thousands			3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 18, 2023 Day	Jan. 01, 2022 shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 shares	Jun. 30, 2023 USD ($) Day offering $ / shares shares	Jun. 30, 2022 $ / shares	Dec. 31, 2022 USD ($) offering Day $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Nov. 04, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in shares)			100,000,000			100,000,000		100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.000001			$ 0.000001		$ 0.000001	$ 0.000001
Common stock, shares issued (in shares)			44,021,429			44,021,429		42,648,346	42,457,471
Common stock, shares outstanding (in shares)			44,021,429			44,021,429		42,648,346	42,457,471
Outstanding pre-funded warrants (in shares)								12,663,010	12,663,010
Exercise price (in dollars per share) | $ / shares								$ 0.000001
Percentage of outstanding stock per stockholder, maximum						9.99%
Percentage of outstanding stock per stockholder, upon notice, maximum						19.99%		19.99%
Notice period | Day						61		61
Preferred stock, shares authorized (in shares)			5,000,000			5,000,000		5,000,000	5,000,000
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.000001			$ 0.000001		$ 0.000001	$ 0.000001
Preferred stock, shares issued (in shares)			0			0		0	0
Preferred stock, shares outstanding (in shares)			0			0		0	0
Options outstanding (in shares)			4,636,560			4,636,560		8,514,381	8,963,945
Options exercised (in shares)						0		36,500
Common stock issued upon exercise of options aggregate intrinsic value | $						$ 100		$ 100	$ 1,300
Weighted-average grant date fair value of options granted (in dollars per share) | $ / shares						$ 0.51	$ 1.47	$ 0.95	$ 6.37
Unrecognized stock-based compensation cost (in dollars per share) | $			$ 1,600			$ 1,600		$ 13,400
Unrecognized stock-based compensation cost, weighted-average period recognized (in years)						1 year 10 months 17 days		2 years 1 month 24 days
Proceeds from ESPP | $			$ 4	$ 63				$ 82	$ 372
Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares outstanding (in shares)			42,648,346			42,648,346
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of outstanding stock per stockholder, upon notice, maximum	19.99%
Notice period | Day	61
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								1 year
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								4 years
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares of common stock that may be issued (in shares)								13,408,356
Shares of common stock reserved for issuance percentage								4.00%
Number of additional shares authorized (in shares)		2,212,454
Award expiration period (in years)								10 years
Shares available to be granted (in shares)								6,705,058	5,040,300
Equity Incentive Plan 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)								0
Common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised (in shares)					36,500	36,500		36,500	124,928
Issuance of shares under Employee Stock Purchase Plan (in shares)			13,083	75,881				129,625	51,747
Common stock | Pre Funded Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued upon the exercise of pre-funded warrants (in shares)			1,180,000
Pre Funded Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding pre-funded warrants (in shares)			11,483,010			11,483,010		12,663,010
Exercise price (in dollars per share) | $ / shares			$ 0.000001			$ 0.000001
Percentage of outstanding stock per stockholder, maximum								9.99%
Shares issuable under 2020 ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of shares under public offering (in dollars per share) | $ / shares								$ 0.83	$ 9.53
Issuance of shares under Employee Stock Purchase Plan (in shares)								75,881	22,972
Shares issuable under 2020 ESPP | 2020 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of shares under public offering (in dollars per share) | $ / shares								$ 0.36	$ 5.33
ESPP common stock reserved for issuance (in shares)			759,936			759,936		759,936
ESPP max contribution rate			15.00%			15.00%		15.00%
ESPP purchase price of common stock, percent of market price						85.00%		85.00%
ESPP number of offerings per year | offering						2		2
ESPP offering period						6 months		6 months
Issuance of shares under Employee Stock Purchase Plan (in shares)								53,744	28,775
Proceeds from ESPP | $								$ 100	$ 400
Equity Offering Sales Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum value | $										$ 40,000